UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Treaty Oak Capital Management, LP
Address: 300 West 6th Street
         Suite 1910
         Austin, TX  78701

13F File Number:  28-11608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John J. Myers
Title:     Manager of the General Partner
Phone:     512.481.1956

Signature, Place, and Date of Signing:

     John J. Myers     Austin, Texas     May 15, 2009


Report Type (Check only one.):

[  ]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[ X]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-10778                      Atlas Capital Management

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $30,151 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ANADARKO PETE CORP             COM              032511107     2450    63000 SH       SOLE                    63000
APACHE CORP                    COM              037411105      676    10550 SH       SOLE                    10550
CABOT OIL & GAS CORP           COM              127097103     2081    88300 SH       SOLE                    88300
CARRIZO OIL & CO INC           COM              144577103      191    21500 SH       SOLE                    21500
ENCORE ACQUISITION CO          COM              29255W100     2034    87409 SH       SOLE                    87409
ESCO TECHNOLOGIES INC          COM              296315104      372     9600 SH       SOLE                     9600
HESS CORP                      COM              42809H107     4932    91000 SH       SOLE                    91000
KEY ENERGY SVCS INC            COM              492914106       46    15993 SH       SOLE                    15993
MARINER ENERGY INC             COM              56845T305      535    69000 SH       SOLE                    69000
NOBLE CORPORATION              SHS              G65422100      511    21200 SH       SOLE                    21200
NORDIC AMERICAN TANKER SHIPP   COM              G65773106      211     7200 SH       SOLE                     7200
OCCIDENTAL PETE CORP DEL       COM              674599105     2664    47876 SH       SOLE                    47876
PETROHAWK ENERGY CORP          COM              716495106      367    19100 SH       SOLE                    19100
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408     1313    43100 SH       SOLE                    43100
PIONEER NAT RES CO             COM              723787107      889    54000 SH       SOLE                    54000
PLAINS EXPL& PRODTN CO         COM              726505100     1995   115800 SH       SOLE                   115800
PRIDE INTL INC DEL             COM              74153Q102      430    23900 SH       SOLE                    23900
RANGE RES CORP                 COM              75281A109     2195    53336 SH       SOLE                    53336
SUNCOR ENERGY INC              COM              867229106     1275    57400 SH       SOLE                    57400
TRANSOCEAN LTD                 REG SHS          H8817H100     1495    25403 SH       SOLE                    25403
ULTRA PETROLEUM CORP           COM              903914109      337     9400 SH       SOLE                     9400
XTO ENERGY INC                 COM              98385X106     3152   102928 SH       SOLE                   102928